SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2,
3.200%, 6-15-28	$832	$782
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
3.869%, 10-8-24 (A)	2,000	2,105
SBA Tower Trust, Series 2017-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
3.168%, 4-11-22 (A)	1,250	1,265
SBA Tower Trust, Series 2020-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
1.884%, 1-15-26 (A)	1,155	1,180

TOTAL ASSET-BACKED SECURITIES – 1.3%		$5,332
(Cost: $5,332)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 0.5%
Viacom, Inc.,
4.250%, 9-1-23	1,750	1,906

Integrated Telecommunication Services – 0.7%
Qwest Corp.,
6.750%, 12-1-21	1,386	1,462
Verizon Communications, Inc.,
5.150%, 9-15-23	1,290	1,459
		2,921

Wireless Telecommunication Service – 1.4%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	4,300	4,362
3.663%, 5-15-25(A)	950	1,017
Sprint Spectrum L.P.,
3.360%, 9-20-21(A)	555	562
		5,941
Total Communication Services - 2.6%		10,768

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.6%
Ralph Lauren Corp.,
1.700%, 6-15-22	1,292	1,315
VF Corp.,
2.050%, 4-23-22	1,225	1,256
		2,571

Automobile Manufacturers – 1.0%
General Motors Co.,
4.875%, 10-2-23	1,000	1,089
Nissan Motor Co. Ltd.,
3.043%, 9-15-23(A)	1,250	1,267
Volkswagen Group of America, Inc.,
2.500%, 9-24-21(A)	1,600	1,630
		3,986

General Merchandise Stores – 1.6%
Dollar General Corp.,
3.250%, 4-15-23	3,940	4,180
Family Dollar Stores, Inc.,
5.000%, 2-1-21	2,515	2,550
		6,730

Internet & Direct Marketing Retail – 0.8%
Amazon.com, Inc.,
0.400%, 6-3-23	1,750	1,758
Expedia Group, Inc.:
3.600%, 12-15-23(A)	775	792
7.000%, 5-1-25(A)	900	973
		3,523
Total Consumer Discretionary - 4.0%		16,810

Consumer Staples

Distillers & Vintners – 1.2%
Constellation Brands, Inc.:
3.200%, 2-15-23	2,250	2,379
4.250%, 5-1-23	1,188	1,296
Diageo Capital plc (GTD by Diageo plc),
3.500%, 9-18-23	1,300	1,408
		5,083

Food Retail – 0.0%
Alimentation Couche-Tard, Inc.,
2.700%, 7-26-22(A)	60	62

Soft Drinks – 1.1%
Coca-Cola Refreshments USA, Inc.,
8.000%, 9-15-22	2,125	2,427
Keurig Dr Pepper, Inc.,
4.057%, 5-25-23	1,700	1,848
		4,275
Total Consumer Staples - 2.3%		9,420

Energy

Integrated Oil & Gas – 0.1%
Chevron USA, Inc. (GTD by Chevron Corp.) (3-Month U.S. LIBOR plus 20 bps),
0.453%, 8-11-23(B)	500	500

Oil & Gas Exploration & Production – 0.8%
Aker BP ASA:
6.000%, 7-1-22(A)	1,000	1,015
2.875%, 1-15-26(A)	1,325	1,312
EQT Corp.,
3.000%, 10-1-22	1,050	1,027
		3,354

Oil & Gas Refining & Marketing – 0.4%
HollyFrontier Corp.,
2.625%, 10-1-23	1,075	1,078
Valero Energy Corp.,
1.200%, 3-15-24	650	647
		1,725

Oil & Gas Storage & Transportation – 3.0%
Enbridge, Inc.,
2.900%, 7-15-22	2,470	2,564
EQT Midstream Partners L.P.,
4.750%, 7-15-23	1,500	1,498
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	1,000	1,007
3.450%, 2-15-23	1,646	1,729

Midwest Connector Capital Co. LLC,
3.625%, 4-1-22(A)	1,550	1,561
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10-15-23	1,800	1,884
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	800	812
Western Gas Partners L.P.,
5.375%, 6-1-21	1,425	1,436
		12,491
Total Energy - 4.3%		18,070

Financials

Asset Management & Custody Banks – 0.5%
Ares Capital Corp.:
3.625%, 1-19-22	404	416
3.500%, 2-10-23	1,110	1,139
National Securities Clearing Corp.,
1.200%, 4-23-23(A)	350	356
		1,911

Consumer Finance – 2.3%
Ally Financial, Inc.:
4.250%, 4-15-21	3,889	3,955
1.450%, 10-2-23	800	798
Caterpillar Financial Services Corp.,
0.450%, 9-14-23	1,000	1,000
Discover Bank,
3.350%, 2-6-23	1,830	1,936
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
5.200%, 3-20-23	1,000	1,085
Hyundai Capital America,
1.250%, 9-18-23(A)	800	798
		9,572

Diversified Banks – 5.1%
Bank of America Corp.:
4.100%, 7-24-23	2,983	3,272
4.125%, 1-22-24	1,000	1,108
4.200%, 8-26-24	1,325	1,475
Citizens Bank N.A.,
3.250%, 2-14-22	1,200	1,244
Mitsubishi UFJ Financial Group, Inc.,
0.848%, 9-15-24	1,500	1,500
Mizuho Financial Group, Inc.,
0.849%, 9-8-24	1,800	1,795
National Bank of Canada,
2.100%, 2-1-23	1,400	1,447
Sumitomo Mitsui Financial Group, Inc.,
2.784%, 7-12-22	1,710	1,777
Sumitomo Mitsui Trust Bank Ltd.,
0.800%, 9-12-23(A)	1,300	1,302
Svenska Handelsbanken AB,
0.625%, 6-30-23(A)	1,500	1,507
Synchrony Bank,
3.000%, 6-15-22	1,500	1,549

U.S. Bancorp,
5.125%, 1-15-68(C)	3,380	3,367
		21,343

Financial Exchanges & Data – 1.2%
Intercontinental Exchange, Inc.:
0.700%, 6-15-23	1,300	1,304
3.450%, 9-21-23	2,080	2,249
Moody’s Corp.,
2.625%, 1-15-23	1,250	1,307
		4,860

Investment Banking & Brokerage – 2.5%
E*TRADE Financial Corp.,
2.950%, 8-24-22	1,908	1,988
Goldman Sachs Group, Inc. (The):
5.750%, 1-24-22	2,500	2,668
3.850%, 7-8-24	1,500	1,648
Morgan Stanley,
4.875%, 11-1-22	3,734	4,037
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
4.000%, 5-31-23(B)	300	312
		10,653

Life & Health Insurance – 1.0%
MassMutual Global Funding II,
2.250%, 7-1-22(A)	1,250	1,292
Metropolitan Life Global Funding I,
0.900%, 6-8-23(A)	1,250	1,263
Reliance Standard Life Insurance II,
2.150%, 1-21-23(A)	1,400	1,433
		3,988

Multi-Line Insurance – 0.4%
Athene Global Funding,
2.800%, 5-26-23(A)	1,500	1,564

Other Diversified Financial Services – 1.8%
Citigroup, Inc.:
2.750%, 4-25-22	2,000	2,067
3.500%, 5-15-23	1,510	1,610
2.876%, 7-24-23	1,400	1,453
JPMorgan Chase & Co.:
2.972%, 1-15-23	1,500	1,548
0.653%, 9-16-24	1,000	1,000
		7,678

Regional Banks – 0.5%
First Horizon National Corp.,
3.550%, 5-26-23	2,000	2,105

Specialized Finance – 1.0%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.300%, 1-23-23	850	853
4.500%, 9-15-23	1,000	1,030
3.150%, 2-15-24	1,000	992
Corporacion Andina de Fomento,
2.375%, 5-12-23	500	518
Fidelity National Financial, Inc.,
5.500%, 9-1-22	640	695
		4,088
Total Financials - 16.3%		67,762

Health Care

Health Care Equipment – 0.2%
Becton Dickinson & Co.,
2.894%, 6-6-22	1,000	1,035

Health Care Facilities – 0.3%
HCA, Inc. (GTD by HCA Holdings, Inc.),
4.750%, 5-1-23	1,100	1,200

Pharmaceuticals – 1.4%
AbbVie, Inc.,
2.300%, 11-21-22(A)	1,400	1,449
Elanco Animal Health, Inc.,
5.022%, 8-28-23(D)	1,700	1,821
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.),
0.750%, 9-2-23(A)	800	798
Zoetis, Inc.,
3.250%, 2-1-23	1,500	1,582
		5,650
Total Health Care - 1.9%		7,885
Industrials
Aerospace & Defense – 1.7%
BAE Systems plc,
4.750%, 10-11-21(A)	1,170	1,220
Boeing Co. (The):
2.200%, 10-30-22	2,000	2,020
2.800%, 3-1-23	2,250	2,293
Park Aerospace Holdings Ltd.:
5.250%, 8-15-22(A)	250	251
5.500%, 2-15-24(A)	1,300	1,308
		7,092

Agricultural & Farm Machinery – 0.8%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC),
1.950%, 7-2-23	1,550	1,575
John Deere Capital Corp.:
0.550%, 7-5-22	750	754
0.700%, 7-5-23	1,250	1,260
		3,589

Airlines – 0.4%
Delta Air Lines, Inc.,
3.400%, 4-19-21	1,800	1,793

Environmental & Facilities Services – 1.0%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.400%, 5-15-23	3,843	4,015

Industrial Conglomerates – 0.2%
General Electric Capital Corp.,
5.012%, 1-1-24	695	724

Industrial Machinery – 0.2%
Roper Technologies, Inc.,
0.450%, 8-15-22	1,000	1,000

Research & Consulting Services – 0.3%
IHS Markit Ltd.,
5.000%, 11-1-22(A)	1,025	1,100
Total Industrials - 4.6%		19,313

Information Technology

Application Software – 0.5%
Infor, Inc.,
1.450%, 7-15-23(A)	617	625
NXP B.V. and NXP Funding LLC,
4.625%, 6-1-23(A)	1,300	1,424
		2,049

Data Processing & Outsourced Services – 0.8%
Fiserv, Inc.,
3.500%, 10-1-22	1,000	1,055
PayPal Holdings, Inc.,
1.350%, 6-1-23	2,250	2,298
		3,353

IT Consulting & Other Services – 0.2%
Leidos, Inc. (GTD by Leidos Holdings, Inc.),
2.950%, 5-15-23(A)	835	877

Semiconductors – 1.1%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.625%, 1-15-24	450	484
Broadcom, Inc.,
3.125%, 10-15-22	810	848
Microchip Technology, Inc.,
3.922%, 6-1-21	2,000	2,043
Xilinx, Inc.,
2.950%, 6-1-24	1,325	1,423
		4,798

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.,
3.000%, 2-9-24	2,650	2,853
Total Information Technology - 3.3%		13,930

Materials

Diversified Chemicals – 0.2%
DowDuPont, Inc.,
4.205%, 11-15-23	800	879

Fertilizers & Agricultural Chemicals – 0.2%
Mosaic Co. (The),
4.250%, 11-15-23	250	272
Nutrien Ltd.,
1.900%, 5-13-23	500	516
		788
Total Materials - 0.4%		1,667

Real Estate

Specialized REITs – 1.5%
American Tower Corp.:
2.250%, 1-15-22	1,090	1,115
3.070%, 3-15-23(A)	3,545	3,617
Crown Castle International Corp.,
3.150%, 7-15-23	400	425
Equinix, Inc.,
1.000%, 9-15-25	1,325	1,313
		6,470
Total Real Estate - 1.5%		6,470

Utilities

Electric Utilities – 2.5%
CenterPoint Energy, Inc.,
2.500%, 9-1-22	3,000	3,100
Edison International,
3.550%, 11-15-24	1,300	1,370
Evergy, Inc.,
5.292%, 6-15-22(D)	1,154	1,227
FirstEnergy Corp.,
2.850%, 7-15-22	537	550
MidAmerican Energy Co.,
3.700%, 9-15-23	1,045	1,135
Virginia Electric and Power Co., Series C,
2.750%, 3-15-23	2,675	2,802
		10,184
7Multi-Utilities - 0.3%
Dominion Energy Gas Holdings LLC,
3.550%, 11-1-23	1,235	1,333
Total Utilities - 2.8%		11,517

TOTAL CORPORATE DEBT SECURITIES – 44.0%		$183,612
(Cost: $179,904)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 1.6%
COLT Funding LLC, Series 2018-4, Class M1 (Mortgage spread to 3-year U.S. Treasury index), 4.716%, 12-28-48(A)(B)	1,400	1,415
Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1 (Mortgage spread to 3-year U.S. Treasury index), 4.125%, 7-25-58(A)(B)	961	965
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FRR1, Class A-K10, 4.286%, 11-27-49(A)	3,700	3,681
Verus Securitization Trust, Series 2018-3, Class B1 (Mortgage spread to 5-year U.S. Treasury index), 5.694%, 10-25-58(A)(B)	700	677

		6,738

TOTAL MORTGAGE-BACKED SECURITIES – 1.6%		$6,738
(Cost: $6,747)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 1.0%
Federal Home Loan Bank,
2.250%, 7-21-31	1,640	1,657
U.S. Department of Transportation,
6.001%, 12-7-21(A)	2,500	2,663

		4,320

Mortgage-Backed Obligations - 12.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
2.500%, 5-15-44	438	458
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps),
2.007%, 8-25-25(A)(B)	1,651	1,567
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 205 bps),
2.205%, 6-25-28(A)(B)	665	627
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 225 bps),
2.424%, 12-25-29(A)(B)	1,250	1,187
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
2.657%, 11-25-24(A)(B)	434	432
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
2.707%, 6-25-27(A)(B)	447	424
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 265 bps),
2.807%, 5-25-27(A)(B)	759	729
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 435 bps),
4.507%, 11-25-21(A)(B)	2,923	2,920

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps),
4.685%, 11-25-49(A)(B)	2,120	2,118
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR),
4.157%, 9-25-22(A)(B)	359	357
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.754%, 11-25-47(A)(B)	1,500	1,521
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
3.510%, 7-25-22(A)(B)	1,720	1,777
4.146%, 2-25-46(A)(B)	70	71
3.744%, 7-25-46(A)(B)	2,000	2,096
3.681%, 11-25-47(A)(B)	5,000	5,104
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.598%, 11-25-23(A)(B)	600	617
3.704%, 11-25-23(A)(B)	10,870	11,290
4.004%, 5-25-45(A)(B)	600	625
3.667%, 6-25-45(A)(B)	1,000	1,047
3.681%, 11-25-47(A)(B)	2,724	2,833
3.663%, 2-25-48(A)(B)	1,000	1,026
3.710%, 6-25-48(A)(B)	1,170	1,270
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.731%, 6-25-22(A)(B)	2,000	2,074
4.194%, 5-25-25(A)(B)	225	249
3.800%, 11-25-49(A)(B)	1,900	2,046
3.763%, 11-25-50(A)(B)	5,650	6,073
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates,
4.500%, 8-1-30	414	457
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.680%, 2-1-21	126	126
4.381%, 6-1-21	470	473
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	560	579

		52,173

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.5%		$56,493
(Cost: $55,047)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 36.6%
U.S. Treasury Notes:
2.500%, 2-28-21	500	505
2.750%, 9-15-21	1,000	1,025
1.500%, 9-30-21	9,000	9,120
2.875%, 10-15-21	18,400	18,920
1.500%, 11-30-21	24,850	25,236
2.125%, 12-31-21	16,000	16,394
1.500%, 1-31-22	14,750	15,016
1.875%, 2-28-22	19,000	19,462
1.750%, 4-30-22	13,000	13,331
1.750%, 5-31-22	2,250	2,310
2.000%, 7-31-22	10,000	10,340
1.375%, 10-15-22	1,000	1,025
2.375%, 1-31-23	2,250	2,367
2.500%, 3-31-23	1,000	1,059
0.250%, 6-15-23	10,000	10,025
0.125%, 8-15-23	6,300	6,294

		152,429

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 36.6%		$152,429
(Cost: $148,907)

SHORT-TERM SECURITIES
Commercial Paper(E) - 1.5%
AT&T, Inc.,
1.460%, 10-2-20	1,000	1,000
Ecolab, Inc.,
0.100%, 10-2-20	600	600
General Motors Financial Co., Inc.,
0.450%, 10-1-20	4,500	4,500

		6,100

Master Note - 0.2%
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps),
0.350%, 10-7-20(F)	641	641

	Shares
Money Market Funds(G) - 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.030%	2,475	2,475

TOTAL SHORT-TERM SECURITIES – 2.3%		$9,216
(Cost: $9,216)

TOTAL INVESTMENT SECURITIES – 99.3%		$413,820
(Cost: $405,153)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		2,750

NET ASSETS – 100.0%		$416,570

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the total value of these securities amounted to $100,768 or 24.2% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(C)	All or a portion of securities with an aggregate value of $625 are on loan.
(D)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2020.

(E)	Rate shown is the yield to maturity at September 30, 2020.
(F)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2020. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Rate shown is the annualized 7-day yield at September 30, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$5,332	$—
Corporate Debt Securities	—	183,612	—
Mortgage-Backed Securities	—	6,738	—
United States Government Agency Obligations	—	56,493	—
United States Government Obligations	—	152,429	—
Short-Term Securities	2,475	6,741	—
Total	$2,475	$411,345	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$405,153

Gross unrealized appreciation	9,200

Gross unrealized depreciation	(533)

Net unrealized appreciation	$8,667